Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information

13. Segment Information

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

The Group believes it operates in a sole segment, which is value-added, independent wealth management consulting services.

Service Lines

Details of revenue by type of service are as follows:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
One-time commissions	29,248,348	49,624,166	46,193,749
Recurring services fee	8,615,211	22,539,160	39,584,531
Mutual fund service fee	—	—	917,226

Net revenues	37,863,559	72,163,326	86,695,506

Substantially all of the Group’s revenues are derived from, and its assets are located in, the PRC.